Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Short term deposit	€ 9,158	€ 36
Current accounts	12,452	17,852
Total cash and cash equivalents	21,610	17,888	€ 135,509	€ 92,300
Consolidated entity
Cash and cash equivalents
Total cash and cash equivalents	€ 21,600	€ 17,900